Dec-13-05 03:40pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-902 P.002/002 F-411

Paras Madho
Manager
Securities Operations

[redacted]

05073765

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32696

NYSE

October 13, 2005

DEC 13 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, COPA HOLDINGS, S.A., Class A Common Stock, without par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 13, 2005. Tentative listing date – December 16, 2005.

Sincerely,

PROCESSED
DEC 14 2005
THOMSON
FINANCIAL

Paras Madho